Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) lease	Dec. 31, 2024 GBP (£) lease
Lease liabilities [abstract]
Expense relating to short-term leases for which recognition exemption has been used	£ 1	£ 1
Lease modification, period	91 years	91 years
Number of leases with variable lease payment terms | lease	205	238
Number of leases | lease	603	631
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 4,613	£ 4,634
Decrease through adjustment for early termination option expected to be exercised	5	10
Increase through adjustment of lease extension option	1,820	1,872
Gains arising from sale and leaseback transactions	£ 0	£ 0